UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-(877) 721-1926

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

FORM N-Q

FEBRUARY 28, 2015

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 92.3%
Education - 31.6%
Massachusetts State DFA Revenue:
Boston University	5.600%	10/1/35	$1,300,000	$1,525,992
Boston University, AMBAC	5.000%	10/1/39	4,000,000	4,091,480
Mount Holyoke College	5.000%	7/1/36	4,000,000	4,415,320
Massachusetts State Educational Financing Authority Revenue, Issue E, AMBAC	5.300%	1/1/16	65,000	65,236	(a)
Massachusetts State HEFA Revenue:
Northeastern University	5.000%	10/1/33	6,000,000	6,644,220
Suffolk University	5.750%	7/1/39	6,000,000	6,847,320	(b)
University of Massachusetts Building Authority, Project Revenue, AGM	5.000%	5/1/38	2,500,000	2,717,175

Total Education				26,306,743

Health Care - 9.6%
Massachusetts State DFA Revenue:
First Mortgage, Edgecombe Project	6.750%	7/1/26	1,300,000	1,302,327
Milford Regional Medical Center	5.625%	7/15/36	500,000	561,785
UMass Memorial Medical Center Inc.	5.500%	7/1/31	1,500,000	1,621,065
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation, AGM	5.000%	11/15/31	1,250,000	1,401,787
Cape Cod Healthcare Obligation, AGM	5.125%	11/15/35	1,750,000	1,946,595
Massachusetts Eye & Ear Infirmary	5.375%	7/1/35	1,015,000	1,134,364

Total Health Care				7,967,923

Housing - 2.1%
Massachusetts State Housing Finance Agency, Housing Revenue, Single-Family Housing	4.850%	12/1/22	1,685,000	1,745,576	(a)

Industrial Revenue - 2.8%
Massachusetts State DFA, Resource Recovery Revenue, Waste Management Inc. Project	2.125%	12/1/15	1,500,000	1,518,690	(a)(c)(d)
Massachusetts State IFA Revenue, Refunding Bonds, Chelsea Jewish Nursing Home, FHA	6.500%	8/1/37	780,000	794,274

Total Industrial Revenue				2,312,964

Local General Obligation - 2.4%
Newburyport, MA, GO, Municipal Purpose Loan	5.000%	1/15/26	1,655,000	1,983,948

Power - 1.0%
Guam Power Authority Revenue, AGM	5.000%	10/1/39	750,000	858,562

Special Tax Obligation - 13.2%
Massachusetts State School Building Authority Sales Tax Revenue	5.000%	5/15/43	1,000,000	1,140,440
Massachusetts State Special Obligation Dedicated Tax Revenue, NATL, FGIC	5.500%	1/1/34	5,000,000	6,346,050
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.250%	8/1/40	170,000	124,571	(e)
Virgin Islands Public Finance Authority Revenue, Matching Fund Loan Note	5.000%	10/1/29	3,000,000	3,328,620

Total Special Tax Obligation				10,939,681

State General Obligation - 2.9%
Massachusetts State, GO	5.000%	11/1/16	2,000,000	2,149,120	(f)
Puerto Rico Commonwealth, GO, Public Improvement	5.000%	7/1/41	370,000	245,129

Total State General Obligation				2,394,249

See Notes to Schedule of Investments.

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - 26.7%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue	5.000%	1/1/37	$4,000,000	$4,461,360
Massachusetts State DFA Revenue:
Parking Facility-Avon Associates Project, AGM	5.000%	4/1/19	1,090,000	1,164,807
Parking Facility-Avon Associates Project, AGM	5.000%	10/1/19	865,000	931,138
Massachusetts State Port Authority Revenue	5.000%	7/1/40	5,000,000	5,640,700
Massachusetts State Port Authority, Special Facilities Revenue, Conrac Project	5.125%	7/1/41	4,000,000	4,365,760
Metropolitan Boston Transit Parking Corp. Systemwide Senior Lien Parking Revenue	5.000%	7/1/41	5,000,000	5,633,400

Total Transportation				22,197,165

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $68,908,093)				76,706,811

SHORT-TERM INVESTMENTS - 7.2%
Finance - 0.6%
New York City, NY, TFA Revenue, Future Tax Secured, SPA-Dexia Credit Local	0.090%	8/1/23	500,000	500,000	(g)(h)

General Obligation - 2.3%
Las Vegas Valley, NV, Water District, GO, Water Improvement, SPA-Dexia Credit Local	0.070%	6/1/36	700,000	700,000	(g)(h)
Mercer County, PA, GO	0.080%	10/1/31	100,000	100,000	(g)(h)
New York City, NY, GO:
LIQ-Dexia Credit Local	0.100%	4/1/35	900,000	900,000	(g)(h)
SPA-Dexia Credit Local	0.090%	8/1/28	200,000	200,000	(g)(h)

Total General Obligation				1,900,000

Health Care - 1.3%
Bucks County, PA, St. Mary Hospital Authority, Catholic Health, SPA-Landesbank Hessen-Thurigen	0.030%	3/1/32	100,000	100,000	(g)(h)
Massachusetts State HEFA Revenue, Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	1,000,000	1,000,001	(g)(h)

Total Health Care				1,100,001

Housing: Single Family - 0.1%
Vermont State Housing Finance Agency Revenue	0.030%	5/1/33	100,000	100,000	(a)(g)(h)

Solid Waste/Resource Recovery - 0.5%
New Hampshire State Business Finance Authority, Lonza Biologies Inc. Project, LOC-Landesbank Hessen-Thuringen	0.130%	11/1/20	400,000	400,000	(a)(g)(h)

Water & Sewer - 2.4%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.110%	6/15/32	2,000,000	2,000,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,000,001)				6,000,001

TOTAL INVESTMENTS - 99.5% (Cost - $74,908,094#)				82,706,812
Other Assets in Excess of Liabilities - 0.5%				439,063

TOTAL NET ASSETS - 100.0%				$83,145,875

See Notes to Schedule of Investments.

WESTERN ASSET MASSACHUSETTS MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	February 28, 2015

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Security is purchased on a when-issued basis.

(f)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(g)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
DFA	— Development Finance Agency
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IFA	— Industrial Finance Agency
LIQ	— Liquidity Facility
LOC	— Letter of Credit
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Massachusetts Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$76,706,811	—	$76,706,811

Short-term investments†	—	6,000,001	—	6,000,001

Total investments	—	$82,706,812	—	$82,706,812

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other financial instruments:
Futures contracts	$38,341	—	—	$38,341

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At February 28, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$7,831,710
Gross unrealized depreciation	(32,992)

Net unrealized appreciation	$7,798,718

At February 28, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Sell:
U.S. Treasury Long-Term Bonds	8	3/15	$1,140,849	$1,176,250	$(35,401)
U.S. Treasury Long-Term Bonds	8	6/15	1,291,810	1,294,750	(2,940)

Net unrealized depreciation on open futures contracts					$(38,341)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	April 15, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	April 15, 2015